CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (56,371)	$ (453,978)	¥ (3,160,507)	¥ (1,619,152)
Adjustments to reconcile net loss to net cash provided by operating activities:
Foreign exchange loss/ (gain), net	175	(2,866)	(19,953)	25,101
Loss on disposal of property and equipment		1	5
Depreciation and amortization	917	59,163	411,883	106,690
Change in the fair value of warrant liability		1,195	8,322	19,276
Impairment of long-lived assets		30,057	209,249
Allowance for Unrecoverable Payments In Relation To Fabricated Transactions		7,157	49,829
Allowance for prepayments		1,233	8,585
Interest and financing expenses				8,074
Share-based compensation expenses		21,874	152,285
Amortized income for the refund from shares depositary bank		554	3,854
Changes in operating assets and liabilities:
Accounts receivable		(3,275)	(22,801)
Inventories	(3,396)	(33,832)	(235,529)	(146,619)
Receivables from online payment platforms	(12)	(1,664)	(11,581)	(4,597)
Prepaid expenses and other current assets	(36,604)	(54,980)	(382,762)	(311,355)
Other non-current assets	(5,843)	(5,039)	(35,080)	(76,582)
Amounts due from a related party		(13)	(90)
Accounts and notes payable		52,770	367,376	176,704
Accrued expenses and other liabilities	6,076	68,448	476,513	361,131
Amounts due to related parties		(722)	(5,023)	24,198
Deferred revenues	32	2,651	18,455	126,437
Net cash used in operating activities	(95,026)	(311,266)	(2,166,970)	(1,310,694)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(72,922)	(225,658)	(1,570,989)	(1,005,659)
Prepayment for land use right		(6,212)	(43,250)
Disposal of property and equipment		2,986	20,790
Purchases of short-term investments		(147,950)	(1,030,000)	(3,666,960)
Proceeds received from maturity of short-term investments		94,803	660,000	3,536,960
Loan to a related party				(147,559)
Repayment from a related party		21,196	147,559
Cash paid to a related party and an individual on behalf of related party		(44,000)	(306,319)
Cash repaid from a related party		44,000	306,319
Net cash used in investing activities	(72,922)	(260,835)	(1,815,890)	(1,283,218)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings		8,558	59,582	8,000
Proceeds from capital lease		6,383	44,434	172,868
Repayments for short-term borrowings		(9,708)	(67,582)
Capital lease payments		(20,549)	(143,060)	(68,325)
(Payment)/return of deposit for capital lease		1,875	13,050	(17,550)
Proceeds from long-term borrowing		50,224	349,650	300,000
Repayments for long-term borrowing		(11,077)	(77,117)
Deposit for long-term borrowing				(3,000)
Loans from related parties	382,219
Repayments of loans from related parties				(60,000)
Contribution from Ordinary shareholders	5,000			60,000
Contribution from non-controlling shareholder in a subsidiary		12,134	84,477
Refund from shares depositary bank		7,560	52,628
Cash received in relation to fabricated transaction		331,682	2,309,107
Cash paid in relation to fabricated transaction		(142,589)	(992,673)
Net cash generated from financing activities	387,219	1,040,068	7,240,746	3,988,402
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(175)	13,295	92,560	17,397
Net increase in cash and cash equivalents and restricted cash	219,096	481,262	3,350,446	1,411,887
Cash and cash equivalents and restricted cash at beginning of period/year		234,276	1,630,983	219,096
Cash and cash equivalents and restricted cash at end of period/year	219,096	715,538	4,981,429	1,630,983
Supplemental disclosures of cash flow information:
Interests received	¥ 11	11,067	77,045	8,459
Interests paid, net of capitalization		(4,746)	(33,040)	(8,047)
Supplemental disclosures of non-cash activities:
Purchase of property and equipment included in accrued expenses and other liabilities		(737)	(5,131)	(119,995)
Purchase of property and equipment through capital lease				(108,664)
Purchase of property and equipment included in notes payable		(12,767)	(88,881)
Issuance of Angel Shares converted from loans from angel shareholders				322,219
Angel shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares				890,913
Series A convertible redeemable preferred shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				1,318,075
Series B convertible redeemable preferred shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs		4,864	33,861	¥ 1,387,421
Series B-1 Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs		153,104	1,065,882
Class A ordinary shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares		$ 647,607	¥ 4,508,507